Cover	Mar. 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2026
Entity File Number	001-41340
Entity Registrant Name	Greenland Mines Ltd
Entity Central Index Key	0001907223
Entity Tax Identification Number	86-2727441
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1300 South Boulevard
Entity Address, Address Line Two	Suite D
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28203
City Area Code	833
Local Phone Number	931-6330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Klotho Neurosciences, Inc.
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	KLTO
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	KLTOW
Security Exchange Name	NASDAQ